INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 1,476,376
Not later than 1 year
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	222,093
Later than 1 year and not later than 5 years
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	759,729
Later than 5 years
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 494,554